Document and Entity Information	12 Months Ended
Dec. 31, 2023 $ / shares shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	CCJ
Entity Registrant Name	CAMECO CORPORATION
Entity Central Index Key	0001009001
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding | shares	434,175,752
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Auditor Name	KPMG LLP
Auditor Firm Id	85
Auditor Location	Saskatoon, Saskatchewan, Canada
Annual Information Form	true
Auditor Attestation Flag	true
Audited Annual Financial Statements	true
Entity File Number	1-14228
Entity Listing Par Value Per Share | $ / shares	$ 0
Document Fin Stmt Error Correction Flag	false
Security exchange name	NYSE
Entity Tax Identification Number	98-0113090
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1090
Security 12 b	Common Shares
Entity Addresses [Line Items]
Entity Address, Address Line One	2121 – 11thStreet West
Entity Address City or Town	Saskatoon
Entity Address State Or Province	SK
Entity Address, Postal Zip Code	S7M 1J3
Entity Address Country	CA
City Area Code	306
Local Phone Number	956-6200
Document Registration Statement	false
Document Annual Report	true
Business contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cristina Giffin, Power Resources, Inc., Smith Ranch-Highland Operation
Entity Address, Address Line One	762 Ross Road
Entity Address City or Town	Douglas
Entity Address State Or Province	WY
Entity Address, Postal Zip Code	82633
City Area Code	307
Local Phone Number	358-6541